Schedule of Sale of Equity or Issued (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares				210,000
Stock issued during period, Value		$ 10,031,415
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares	[1]		1,409,771
Stock issued during period, Value	[1]		$ 10,031,415
Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares			147,500
Stock issued during period, Value			$ 588,524
Note Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares	[2]		2,267,551
Stock issued during period, Value	[2]		$ 590,574
Common Stock Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares			839
Stock issued during period, Value			$ 16,340
Preferred Stock Dividend Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares	[3]		437,327
Stock issued during period, Value	[3]		$ 402,068

[1]	Value is net of $1,407,262 of fees associated with the issuances.
[2]	Includes 197,273 broker warrants exercised on a cashless basis for 180,280 shares of common stock and warrants to purchase 1,409,771 shares of common stock exercised as part of the Company’s initial public offering.
[3]	Includes 336,810 shares of common stock issued upon conversion of 1,213 Preferred Shares and 100,517 common shares to settle dividends payable balance.